Financial Instruments (Tables)	9 Months Ended
Jun. 30, 2025
Financial Instruments
Schedule of Warrant Fair Value
	Fair Value	Level 1	Level 2	Level 3
Warrants	251	-	251	-
	Fair Value	Level 1	Level 2	Level 3
Warrants	155	-	155	-

Schedule of Conractual Maturities and Obligations of Financial Liabilities
	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,830	-	-	-	-	9,830
Lease liability	184	574	532	548	706	2544
Working capital facility	-	-	-	18,834	-	18,834
Other payable	167	187	220	258	758	1,590
	10,181	761	752	19,640	1,464	32,798
	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,473	-	-	-	-	9,473
Lease liability	760	598	555	571	588	3,072
Short term loans	1,630	-	-	-	-	1,630
Promissory notes	519	-	-	-	-	519
Working capital facility	16,283	-	-	-	-	16,283
Other payable	211	188	208	218	610	1,435
	28,876	786	763	789	1,198	32,412